TAXATION - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits	¥ 29,553	¥ 21,475